Feb. 28, 2025
PFG American Funds Conservative Income Strategy Fund
PFG American Funds® Conservative Income Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG American Funds Conservative Income Strategy Fund PFG American Funds Conservative Income Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG American Funds Conservative Income Strategy Fund PFG American Funds Conservative Income Strategy Fund Class I Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.26%	[1]
Total Annual Fund Operating Expenses	2.21%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG American Funds Conservative Income Strategy Fund | PFG American Funds Conservative Income Strategy Fund Class I Shares | USD ($)	224	691	1,185	2,544

PFG American Funds® Conservative Income Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.26%
Total Annual Fund Operating Expenses	2.21%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$224	$691	$1,185	$2,544

PFG American Funds Growth Strategy Fund
PFG American Funds® Growth Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG American Funds Growth Strategy Fund PFG American Funds Growth Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG American Funds Growth Strategy Fund PFG American Funds Growth Strategy Fund Class I Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.38%	[1]
Total Annual Fund Operating Expenses	2.33%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG American Funds Growth Strategy Fund | PFG American Funds Growth Strategy Fund Class I Shares | USD ($)	236	727	1,245	2,666

PFG American Funds® Growth Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.38%
Total Annual Fund Operating Expenses	2.33%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$236	$727	$1,245	$2,666

PFG Fidelity Institutional AM® Equity Index Strategy Fund
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Fidelity Institutional AM® Equity Index Strategy Fund PFG Fidelity Institutional AM® Equity Index Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Fidelity Institutional AM® Equity Index Strategy Fund PFG Fidelity Institutional AM® Equity Index Strategy Fund Class I Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	1.98%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Fidelity Institutional AM® Equity Index Strategy Fund | PFG Fidelity Institutional AM® Equity Index Strategy Fund Class I Shares | USD ($)	201	621	1,068	2,306

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	1.98%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$201	$621	$1,068	$2,306

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Fidelity Institutional AM® Equity Sector Strategy Fund PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Fidelity Institutional AM® Equity Sector Strategy Fund PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class I Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.33%	[1]
Total Annual Fund Operating Expenses	2.28%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Fidelity Institutional AM® Equity Sector Strategy Fund | PFG Fidelity Institutional AM® Equity Sector Strategy Fund Class I Shares | USD ($)	231	712	1,220	2,615

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.33%
Total Annual Fund Operating Expenses	2.28%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$231	$712	$1,220	$2,615

PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class I Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.32%	[1]
Total Annual Fund Operating Expenses	2.27%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund | PFG Fidelity Institutional AM(R) Core Plus Bond Strategy Fund Class I Shares | USD ($)	230	709	1,215	2,605

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.32%
Total Annual Fund Operating Expenses	2.27%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$230	$709	$1,215	$2,605

PFG JPMorgan® Tactical Aggressive Strategy Fund
PFG JP Morgan® Tactical Aggressive Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG JPMorgan® Tactical Aggressive Strategy Fund PFG JPMorgan® Tactical Aggressive Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG JPMorgan® Tactical Aggressive Strategy Fund PFG JPMorgan® Tactical Aggressive Strategy Fund Class I
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.36%	[1]
Total Annual Fund Operating Expenses	2.31%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG JPMorgan® Tactical Aggressive Strategy Fund | PFG JPMorgan® Tactical Aggressive Strategy Fund Class I | USD ($)	234	721	1,235	2,646

PFG JP Morgan® Tactical Aggressive Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.36%
Total Annual Fund Operating Expenses	2.31%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$234	$721	$1,235	$2,646

PFG JPMorgan® Tactical Moderate Strategy Fund
PFG JP Morgan® Tactical Moderate Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG JPMorgan® Tactical Moderate Strategy Fund PFG JPMorgan® Tactical Moderate Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG JPMorgan® Tactical Moderate Strategy Fund PFG JPMorgan® Tactical Moderate Strategy Fund Class I
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.29%	[1]
Total Annual Fund Operating Expenses	2.24%
[1]	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG JPMorgan® Tactical Moderate Strategy Fund | PFG JPMorgan® Tactical Moderate Strategy Fund Class I | USD ($)	227	700	1,200	2,575

PFG JP Morgan® Tactical Moderate Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.29%
Total Annual Fund Operating Expenses	2.24%

(1)	Acquired Fund Fees and Expenses, which are estimated for the current fiscal year, are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$227	$700	$1,200	$2,575

PFG BNY Mellon® Diversifier Strategy Fund
PFG BNY Mellon® Diversifier Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG BNY Mellon® Diversifier Strategy Fund PFG BNY Mellon® Diversifier Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG BNY Mellon® Diversifier Strategy Fund PFG BNY Mellon® Diversifier Strategy Fund Class I
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.61%	[1]
Total Annual Fund Operating Expenses	2.56%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG BNY Mellon® Diversifier Strategy Fund | PFG BNY Mellon® Diversifier Strategy Fund Class I | USD ($)	259	796	1,360	2,895

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.61%
Total Annual Fund Operating Expenses	2.56%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$259	$796	$1,360	$2,895

PFG MFS® Aggressive Growth Strategy Fund
PFG MFS® Aggressive Growth Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG MFS® Aggressive Growth Strategy Fund PFG MFS® Aggressive Growth Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG MFS® Aggressive Growth Strategy Fund PFG MFS® Aggressive Growth Strategy Fund Class I
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.55%	[1]
Total Annual Fund Operating Expenses	2.50%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG MFS® Aggressive Growth Strategy Fund | PFG MFS® Aggressive Growth Strategy Fund Class I | USD ($)	253	779	1,331	2,836

PFG MFS® Aggressive Growth Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.55%
Total Annual Fund Operating Expenses	2.50%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$253	$779	$1,331	$2,836

PFG BR Target Allocation Equity Strategy Fund
PFG BR Target Allocation Equity Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG BR Target Allocation Equity Strategy Fund PFG BR Target Allocation Equity Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG BR Target Allocation Equity Strategy Fund PFG BR Target Allocation Equity Strategy Fund Class I Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	2.10%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG BR Target Allocation Equity Strategy Fund | PFG BR Target Allocation Equity Strategy Fund Class I Shares | USD ($)	213	658	1,129	2,431

PFG BR Target Allocation Equity Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.15%
Total Annual Fund Operating Expenses	2.10%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$213	$658	$1,129	$2,431

PFG Janus Henderson(R) Balanced Strategy Fund
PFG Janus Henderson® Balanced Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Janus Henderson(R) Balanced Strategy Fund PFG Janus Henderson(R) Balanced Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Janus Henderson(R) Balanced Strategy Fund PFG Janus Henderson(R) Balanced Strategy Fund Class I
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.54%	[1]
Total Annual Fund Operating Expenses	2.49%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Janus Henderson(R) Balanced Strategy Fund | PFG Janus Henderson(R) Balanced Strategy Fund Class I | USD ($)	252	776	1,326	2,826

PFG Janus Henderson® Balanced Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.54%
Total Annual Fund Operating Expenses	2.49%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$252	$776	$1,326	$2,826

PFG Invesco(R) Equity Factor Rotation Strategy Fund
PFG Invesco® Equity Factor Rotation Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Invesco(R) Equity Factor Rotation Strategy Fund PFG Invesco(R) Equity Factor Rotation Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Invesco(R) Equity Factor Rotation Strategy Fund PFG Invesco(R) Equity Factor Rotation Strategy Fund Class I Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.32%	[1]
Total Annual Fund Operating Expenses	2.27%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Invesco(R) Equity Factor Rotation Strategy Fund | PFG Invesco(R) Equity Factor Rotation Strategy Fund Class I Shares | USD ($)	230	709	1,215	2,605

PFG Invesco® Equity Factor Rotation Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.32%
Total Annual Fund Operating Expenses	2.27%

(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$230	$709	$1,215	$2,605

PFG Meeder Tactical Strategy Fund
PFG Meeder Tactical Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Meeder Tactical Strategy Fund PFG Meeder Tactical Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Meeder Tactical Strategy Fund PFG Meeder Tactical Strategy Fund Class I
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	1.08%	[1]
Total Annual Fund Operating Expenses	3.03%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Meeder Tactical Strategy Fund | PFG Meeder Tactical Strategy Fund Class I | USD ($)	306	936	1,591	3,346

PFG Meeder Tactical Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	1.08%
Total Annual Fund Operating Expenses	3.03%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$306	$936	$1,591	$3,346

PFG Janus Henderson® Tactical Income Strategy Fund
PFG Janus Henderson® Tactical Income Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Janus Henderson® Tactical Income Strategy Fund PFG Janus Henderson® Tactical Income Strategy Fund Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Janus Henderson® Tactical Income Strategy Fund PFG Janus Henderson® Tactical Income Strategy Fund Class I Shares
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	1.06%	[1]
Total Annual Fund Operating Expenses	3.01%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG Janus Henderson® Tactical Income Strategy Fund | PFG Janus Henderson® Tactical Income Strategy Fund Class I Shares | USD ($)	304	930	1,582	3,327

PFG Janus Henderson® Tactical Income Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	1.06%
Total Annual Fund Operating Expenses	3.01%

(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$304	$930	$1,582	$3,327

PFG PIMCO Active Core Bond Strategy Fund
PFG PIMCO Active Core Bond Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG PIMCO Active Core Bond Strategy Fund PFG PIMCO Active Core Bond Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG PIMCO Active Core Bond Strategy Fund PFG PIMCO Active Core Bond Strategy Fund Class I
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.67%	[1]
Total Annual Fund Operating Expenses	2.62%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PFG PIMCO Active Core Bond Strategy Fund | PFG PIMCO Active Core Bond Strategy Fund Class I | USD ($)	265	814	1,390	2,954

PFG PIMCO Active Core Bond Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.67%
Total Annual Fund Operating Expenses	2.62%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
I	$265	$814	$1,390	$2,954

PFG Global Equity Index Strategy Fund
PFG Global Equity Index Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG Global Equity Index Strategy Fund PFG Global Equity Index Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG Global Equity Index Strategy Fund PFG Global Equity Index Strategy Fund Class I
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	2.03%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PFG Global Equity Index Strategy Fund | PFG Global Equity Index Strategy Fund Class I | USD ($)	206	637

PFG Global Equity Index Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.08%
Total Annual Fund Operating Expenses	2.03%

(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
I	$206	$637

PFG US Equity Index Strategy Fund
PFG US Equity Index Strategy Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PFG US Equity Index Strategy Fund PFG US Equity Index Strategy Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PFG US Equity Index Strategy Fund PFG US Equity Index Strategy Fund Class I
Management Fees	1.25%
Distribution and Services (12b-1) Fees	none
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses	0.09%	[1]
Total Annual Fund Operating Expenses	2.04%
[1]	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PFG US Equity Index Strategy Fund | PFG US Equity Index Strategy Fund Class I | USD ($)	207	640

 PFG US Equity Index Strategy Fund

Shareholder Fees (fees paid directly from your investment)	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution and Services (12b-1) Fees	0.00%
Other Expenses (Administrative Services Fee)	0.70%
Acquired Fund Fees and Expenses(1)	0.09%
Total Annual Fund Operating Expenses	2.04%

(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
I	$207	$640